7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of finder's options (Details) - Finder's Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk-free interest rate	0.00%	0.00%	0.00%
Expected life	0 years	0 years	0 years
Expected volatility	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%